Income Taxes (Details 2) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Components of deferred income tax assets and liabilities [Abstract]
Loss carryforwards	$ 29,693	$ 30,770
AMT credits	112	112
Foreign tax credits	12,308	12,308
Accrued employment expenses	11	2,652
Amortization and write-offs	875	1,299
Capitalized R&D costs	1,013	1,342
Deferred revenues		6,263
Depreciation	635	1,224
Doubtful accounts		225
Inventory reserves		459
Tax on undistributed earnings	(517)	(517)
Other accruals and reserves (As Restated)	1,737	602
Return allowances		456
Gross deferred tax asset (As Restated)	45,867	57,195
Less: valuation allowance (As Restated)	(45,867)	(57,195)
Net deferred tax asset
Among other non-current liabilities